Inventory (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Raw materials and work in process	$ 870,091	$ 853,034	$ 749,504
Software licenses	122,500	179,400	350,000
Finished goods	651,504	775,461	865,535
Inventory included in current assets	1,644,095	1,807,895	1,965,039
Software licenses - non-current	976,900	937,100	910,000
Total Inventory	$ 2,620,995	$ 2,744,995	$ 2,875,039